Note 15 - Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Finished goods	1,113,011	691,922
Goods in process	707,665	417,097
Raw materials	358,552	143,558
Supplies	485,815	488,802
Goods in transit	253,324	158,929
	2,918,367	1,900,308
Allowance for obsolescence, see note 24 (i)	(245,774)	(263,635)
	2,672,593	1,636,673